Condensed Consolidated Interim Statement of Financial Position (Unaudited) - EUR (€) € in Millions	Jun. 26, 2020	Dec. 31, 2019	Jun. 28, 2019
Non-current:
Intangible assets	€ 8,395	€ 8,506	€ 8,392
Goodwill	2,514	2,520	2,521
Property, plant and equipment	4,030	4,205	4,184
Non-current derivative assets	4	3	3
Deferred tax assets	10	27	41
Other non-current assets	313	321	286
Total non-current assets	15,266	15,582	15,427
Current:
Current derivative assets	9	12	10
Current tax assets	13	18	8
Inventories	795	723	945
Amounts receivable from related parties	95	106	114
Trade accounts receivable	1,776	1,669	1,974
Other current assets	216	259	230
Cash and cash equivalents	893	316	382
Total current assets	3,797	3,103	3,663
Total assets	19,063	18,685	19,090
Non-current:
Borrowings, less current portion	6,343	5,622	5,676
Employee benefit liabilities	350	221	134
Non-current provisions	54	54	116
Non-current derivative liabilities	34	13	40
Deferred tax liabilities	2,122	2,203	2,160
Non-current tax liabilities	261	254	228
Other non-current liabilities	45	47	52
Total non-current liabilities	9,209	8,414	8,406
Current:
Current portion of borrowings	762	799	620
Current portion of employee benefit liabilities	15	17	18
Current provisions	172	142	74
Current derivative liabilities	63	28	21
Current tax liabilities	81	95	157
Amounts payable to related parties	232	249	379
Trade and other payables	2,697	2,785	3,080
Total current liabilities	4,022	4,115	4,349
Total liabilities	13,231	12,529	12,755
EQUITY
Share capital	5	5	5
Share premium	184	178	167
Merger reserves	287	287	287
Other reserves	(647)	(449)	(567)
Retained earnings	6,003	6,135	6,443
Total equity	5,832	6,156	6,335
Total equity and liabilities	€ 19,063	€ 18,685	€ 19,090